Prepaid expenses and deposits (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current:
Prepaid insurance and deposits	CAD 844	CAD 565
Current portion of prepaid lease payments	1,054	986
Prepaid expenses and deposits	CAD 1,898	CAD 1,551